Contingent Liabilities (Details) - Bezeq [Member] ₪ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 05, 2019 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 31, 2019 ILS (₪)
Contingent Liabilities (Details) [Line Items]
Plaintiffs executed stipulation date	Mar. 03, 2020
Payment of total litigattion (in Dollars) | $	$ 1.2
Plaintiff has alleged			₪ 113
Claims amount			5,100
Additional exposure of claims			₪ 3,300
Description of plaintiff estimates			The plaintiff estimated the original amount of the claim as NIS 2,000 (based on the out-of-pocket method) and, alternatively, as NIS 1,100 (based on the approximate out-of-pocket method).
Class action seeking a total amount		₪ 1,800
Claims exposure			₪ 172
March 30, 2020 [Member]
Contingent Liabilities (Details) [Line Items]
Settlement agreement description			the Company announced that it has entered into a settlement agreement under which the Company will receive a total of NIS 22 (principal plus accrued interest) of the Company’s Series C Debentures currently held by Internet Gold, in return for a waiver of the derivative action against Internet Gold. The derivative plaintiff will be awarded a total amount of NIS 4.23 for expenses, lawyers’ fees and reward (which amount will come out of the NIS 22 amount being paid by Internet Gold). The settlement agreement is subject to court approval (by both the District Court and the Insolvency Court dealing with Internet Gold’s insolvency proceedings). The courts’ approvals of the settlement are expected in 2020, but could be delayed by appeals, other proceedings or due to the COVID-19 outbreak in Israel.